INCOME TAXES - Tax Cuts and Jobs Act (Details) - CAD CAD in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Deferred income tax expense	CAD 46.2
Stated tax rate (as a percent)			27.00%	27.00%	27.00%
Internal Revenue Service (IRS)
Income Taxes
Stated tax rate (as a percent)			35.00%
Internal Revenue Service (IRS) | Forecast
Income Taxes
Stated tax rate (as a percent)		21.00%